UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2008

Item 1. Schedule of Investments.
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 97.3%	SHARES	VALUE

Capital Markets - 9.1%
Affiliated Managers Group, Inc.*	29,756	$1,247,372
Stifel Financial Corp.*	23,913	1,096,411
Waddell & Reed Financial, Inc.	69,069	1,067,807

		3,411,590

Chemicals - 3.6%
Airgas, Inc.	34,218	1,334,160

Commercial Banks - 7.4%
Glacier Bancorp, Inc.	57,087	1,085,795
Independent Bank Corp.	39,914	1,044,150
Wilmington Trust Corp.	29,292	651,454

		2,781,399

Commercial Services & Supplies - 6.0%
Brink’s Co.	54,623	1,468,266
Standard Parking Corp.*	40,627	785,726

		2,253,992

Diversified Consumer Services - 5.1%
Brink’s Home Security Holdings, Inc.*	41,381	907,071
Matthews International Corp.	27,014	990,874

		1,897,945

Diversified Telecommunication Services - 2.5%
Frontier Communications Corp.	105,111	918,670

Electrical Equipment - 3.3%
Acuity Brands, Inc.	35,248	1,230,508

EQUITY SECURITIES - 97.3%	SHARES	VALUE

Electronic Equipment & Instruments - 5.7%
Anixter International, Inc.*	39,563	1,191,638
Plexus Corp.*	55,003	932,301

		2,123,939

Energy Equipment & Services - 2.2%
Superior Energy Services, Inc.*	51,689	823,406

Food Products - 5.9%
Lance, Inc.	54,570	1,251,836
TreeHouse Foods, Inc.*	34,288	934,005

		2,185,841

Gas Utilities - 6.4%
New Jersey Resources Corp.	29,358	1,155,237
South Jersey Industries, Inc.	31,428	1,252,406

		2,407,643

Health Care Providers & Services - 3.1%
Owens & Minor, Inc.	30,578	1,151,262

Household Durables - 3.0%
Snap-on, Inc.	28,756	1,132,411

Insurance - 9.3%
Arthur J. Gallagher & Co.	41,917	1,086,069
Hanover Insurance Group, Inc.	28,738	1,234,872
Markel Corp.*	3,881	1,160,419

		3,481,360

IT Services - 5.9%
Hewitt Associates, Inc.*	43,518	1,235,041
Metavante Technologies, Inc.*	59,245	954,437

		2,189,478

Machinery - 6.9%
IDEX Corp.	52,599	1,270,266
Middleby Corp.*	25,072	683,713
Mueller Water Products, Inc.	73,930	621,012

		2,574,991

EQUITY SECURITIES - 97.3%	SHARES	VALUE

Metals & Mining - 3.2%
Compass Minerals International, Inc.	20,498	1,202,413

Personal Products - 2.6%
Alberto-Culver Co.	39,689	972,777

Professional Services - 3.1%
Administaff, Inc.	53,634	1,162,785

Real Estate Investment Trusts - 3.0%
Corporate Office Properties Trust	36,762	1,128,593

Total Equity Securities (Cost $39,122,190)		36,365,163

TOTAL INVESTMENTS (Cost $39,122,190) - 97.3%		36,365,163
Other assets and liabilities, net - 2.7%		1,003,001

NET ASSETS - 100%		$37,368,164

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Capital Markets - 9.2%
Affiliated Managers Group, Inc.*	22,544	$945,044
Lazard Ltd.	41,436	1,232,307
T. Rowe Price Group, Inc.	24,546	869,910

		3,047,261

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Chemicals - 4.0%
Airgas, Inc.	33,679	1,313,144

Commercial Banks - 2.7%
M&T Bank Corp.	15,475	888,420

Commercial Services & Supplies - 5.8%
Brink’s Co.	37,625	1,011,360
Pitney Bowes, Inc.	35,496	904,438

		1,915,798

Diversified Consumer Services - 2.0%
Brink’s Home Security Holdings, Inc.*	29,432	645,149

Diversified Telecommunication Services - 3.5%
Frontier Communications Corp.	130,450	1,140,133

Electronic Equipment & Instruments - 2.2%
Anixter International, Inc.*	24,596	740,832

Energy Equipment & Services - 2.3%
Superior Energy Services, Inc.*	47,041	749,363

Food Products - 2.9%
H.J. Heinz Co.	25,490	958,424

Health Care Equipment & Supplies - 3.0%
DENTSPLY International, Inc.	35,036	989,417

Health Care Providers & Services - 7.2%
AmerisourceBergen Corp.	36,192	1,290,607
Laboratory Corp. of America Holdings*	16,784	1,081,057

		2,371,664

Household Durables - 3.1%
Snap-on, Inc.	25,906	1,020,178

Insurance - 8.1%
AON Corp.	30,260	1,382,277
Markel Corp.*	4,244	1,268,956

		2,651,233

IT Services - 8.1%
Fiserv, Inc.*	37,857	1,376,859
Hewitt Associates, Inc.*	45,295	1,285,472

		2,662,331

Life Sciences — Tools & Services - 2.3%
Thermo Fisher Scientific, Inc.*	22,056	751,448

EQUITY SECURITIES - 95.8%	SHARES	VALUE

Machinery - 4.0%
IDEX Corp.	40,327	973,897
Lincoln Electric Holdings, Inc.	7,007	356,867

		1,330,764

Media - 2.3%
Omnicom Group, Inc.	27,619	743,503

Metals & Mining - 3.7%
Compass Minerals International, Inc.	20,884	1,225,055

Multiline Retail - 2.3%
Nordstrom, Inc.	57,396	763,941

Multi-Utilities - 3.6%
Integrys Energy Group, Inc.	27,875	1,198,067

Professional Services - 4.5%
Dun & Bradstreet Corp.	7,674	592,433
Manpower, Inc.	26,325	894,787

		1,487,220

Specialty Retail - 1.4%
Tiffany & Co.	18,857	445,591

Thrifts & Mortgage Finance - 3.8%
People’s United Financial, Inc.	69,925	1,246,763

Trading Companies & Distributors - 3.8%
W.W. Grainger, Inc.	15,952	1,257,656

Total Equity Securities (Cost $38,415,241)		31,543,355

EXCHANGE TRADED FUNDS - 1.6%

iShares Russell Midcap Value Index Fund	18,049	513,314

Total Exchange Traded Funds (Cost $1,258,879)		513,314

TOTAL INVESTMENTS (Cost $39,674,120) - 97.4%		32,056,669
Other assets and liabilities, net - 2.6%		871,651

NET ASSETS - 100%		$32,928,320

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LARGE CAP GROWTH
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 99.5%	SHARES	VALUE

Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	160,700	$8,843,321
Expeditors International of Washington, Inc.	249,400	8,297,538

		17,140,859

Biotechnology - 10.3%
Amgen, Inc.*	418,400	24,162,600
Biogen Idec, Inc.*	446,900	21,285,847
Genzyme Corp.*	119,900	7,957,763
Gilead Sciences, Inc.*	535,300	27,375,242

		80,781,452

Capital Markets - 3.1%
Charles Schwab Corp.	715,000	11,561,550
State Street Corp.	334,300	13,148,019

		24,709,569

Chemicals - 3.0%
Potash Corporation of Saskatchewan, Inc.	150,800	11,041,576
Praxair, Inc.	213,600	12,679,296

		23,720,872

Commercial Banks - 3.8%
BB&T Corp.	275,800	7,573,468
US Bancorp	888,400	22,218,884

		29,792,352

Communications Equipment - 4.8%
Cisco Systems, Inc.*	1,213,100	19,773,530
QUALCOMM, Inc.	219,500	7,864,685
Research In Motion Ltd.*	113,700	4,613,946
Telefonaktiebolaget LM Ericsson (ADR)	696,800	5,442,008

		37,694,169

EQUITY SECURITIES - 99.5%	SHARES	VALUE

Computers & Peripherals - 8.6%
Apple, Inc. (t)*	121,000	10,327,350
EMC Corp.*	1,579,300	16,535,271
Hewlett-Packard Co.	493,700	17,916,373
International Business Machines Corp.	269,416	22,674,051

		67,453,045

Consumer Finance - 0.7%
Capital One Financial Corp.	173,400	5,529,726

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	401,500	11,442,750
Chunghwa TeleCom Co. Ltd. (ADR)	509,578	7,949,417

		19,392,167

Electronic Equipment & Instruments - 3.0%
Amphenol Corp.	277,200	6,647,256
FLIR Systems, Inc.*	286,800	8,799,024
Mettler-Toledo International, Inc.*	119,800	8,074,520

		23,520,800

Energy Equipment & Services - 3.2%
Cameron International Corp.*	374,800	7,683,400
Noble Corp.	509,500	11,254,855
Smith International, Inc.	261,500	5,985,735

		24,923,990

Food Products - 2.1%
Campbell Soup Co.	246,600	7,400,466
General Mills, Inc.	152,700	9,276,525

		16,676,991

Gas Utilities - 2.1%
Equitable Resources, Inc.	234,100	7,854,055
Questar Corp.	262,100	8,568,049

		16,422,104

Health Care Equipment & Supplies - 5.8%
Intuitive Surgical, Inc.*	51,700	6,565,383
St. Jude Medical, Inc.*	520,700	17,162,272
Stryker Corp.	538,900	21,529,055

		45,256,710

EQUITY SECURITIES - 99.5%	SHARES	VALUE

Health Care Providers & Services - 2.3%
Express Scripts, Inc.*	321,600	17,681,568

Internet Software & Services - 4.6%
eBay, Inc.*	1,125,300	15,709,188
Google, Inc.*	65,200	20,058,780

		35,767,968

IT Services - 3.0%
Infosys Technologies Ltd. (ADR)	333,576	8,195,962
MasterCard, Inc.	107,700	15,393,561

		23,589,523

Machinery - 2.2%
AGCO Corp.*	162,500	3,833,375
Bucyrus International, Inc.	238,000	4,407,760
Parker Hannifin Corp.	217,000	9,231,180

		17,472,315

Media - 1.2%
Time Warner, Inc.	919,900	9,254,194

Oil, Gas & Consumable Fuels - 2.7%
Chesapeake Energy Corp.	351,500	5,683,755
Plains Exploration & Production Co.*	239,000	5,554,360
Southwestern Energy Co.*	337,800	9,786,066

		21,024,181

Pharmaceuticals - 11.4%
Allergan, Inc.	207,200	8,354,304
Bristol-Myers Squibb Co.	1,028,500	23,912,625
Forest Laboratories, Inc.*	575,900	14,668,173
Johnson & Johnson	371,044	22,199,563
Pfizer, Inc.	1,124,600	19,916,666

		89,051,331

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	550,900	9,205,539
Intel Corp.	591,200	8,666,992

		17,872,531

Software - 5.2%
Intuit, Inc.*	356,900	8,490,651
Microsoft Corp.	1,056,200	20,532,528
Symantec Corp.*	888,000	12,005,760

		41,028,939

EQUITY SECURITIES - 99.5%	SHARES	VALUE

Specialty Retail - 1.9%
Home Depot, Inc.	415,500	9,564,810
Lowe’s Co.’s, Inc.	257,200	5,534,944

		15,099,754

Textiles, Apparel & Luxury Goods - 2.8%
Nike, Inc., Class B	427,700	21,812,700

Thrifts & Mortgage Finance - 1.7%
Hudson City Bancorp, Inc.	813,900	12,989,844

Trading Companies & Distributors - 2.3%
Fastenal Co.	230,100	8,018,985
W.W. Grainger, Inc.	126,600	9,981,144

		18,000,129

Venture Capital - 0.1%
Napo Pharmaceuticals, Inc. (b)(i)*	279,329	418,993
Orteq Bioengineering Ltd., Series A Preferred (b)(i)*	74,910	700,062

		1,119,055

Wireless Telecommunication Services - 0.6%
NII Holdings, Inc.*	255,000	4,635,900

Total Equity Securities (Cost $1,048,575,748)		779,414,738

	PRINCIPAL
Certificates Of Deposit - 0.0%	AMOUNT

One United Bank, 3.00%, 8/26/09 (b)(k)	$100,000	99,750
ShoreBank, 3.00%, 2/11/09 (b)(k)	100,000	99,750

Total Certificates Of Deposit (Cost $200,000)		199,500

High Social Impact Investments - 0.4%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	3,000,000	2,828,010

Total High Social Impact Investments (Cost $3,000,000)		2,828,010

	ADJUSTED
Limited Partnership Interest - 0.0%	BASIS

China Environment Fund III (b)(i)*	457,284	433,904

Total Limited Partnership Interest (Cost $457,284)		433,904

TOTAL INVESTMENTS (Cost $1,052,233,032) - 99.9%		782,876,152
Other assets and liabilities, net - 0.1%		444,251

NET ASSETS - 100%		$783,320,403

*	Non income producing security

Abbreviations:

ADR: American Depositary Receipt

(b)	This security was valued by the Board of Directors. See note A.

(i)	Restricted securities represent 0.6% of the net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t)	13,000 shares of Apple, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments. There are no restrictions on the trading of this security.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$3,000,000
China Environment Fund III LP	1/24/08 - 12/12/08	457,284
Napo Pharmaceuticals, Inc.	2/21/07	406,894
Orteq Bioengineering Ltd., Series A Preferred	7/19/07	998,102
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 97.5%	SHARES	VALUE

Australia - 1.8%
Babcock & Brown Wind Partners	2,171,940	$1,381,462
Ceramic Fuel Cells Ltd.*	4,969,610	340,662
Energy Developments Ltd.	630,218	1,039,298

		2,761,422

Austria - 2.7%
Verbund — Oesterreichische Elektrizitaetswirtschafts AG	92,339	4,237,192

Belgium - 3.1%
4Energy Invest NV*	136,261	572,904
Hansen Transmissions International NV*	2,484,377	4,189,570

		4,762,474

Brazil - 0.8%
Cosan Ltd.*	363,000	1,255,980

Canada - 1.3%
Ballard Power Systems, Inc.*	343,141	372,466
Canadian Hydro Developers, Inc.*	663,576	1,601,828

		1,974,294

Chile - 2.2%
Enersis SA (ADR)	271,096	3,453,763

China - 3.0%
China High Speed Transmission Equipment Group Co. Ltd.	2,109,000	2,573,777
Gushan Environmental Energy Ltd. (ADR)	377,600	694,784
Suntech Power Holdings Co. Ltd. (ADR)*	123,764	1,448,039

		4,716,600

Denmark - 4.8%
Greentech Energy Systems A/S*	272,638	1,195,363
Vestas Wind Systems A/S*	105,600	6,276,219

		7,471,582

France - 3.3%
La séchilienne-Sidec SA	112,563	5,038,799
Theolia SA*	21,287	90,881

		5,129,680

EQUITY SECURITIES - 97.5%	SHARES	VALUE

Germany - 7.0%
Q-Cells AG*	102,014	3,702,171
REpower Systems AG*	7,539	1,185,879
Solar Millennium AG*	35,364	604,527
SolarWorld AG	41,154	895,564
Wacker Chemie AG	42,259	4,494,106

		10,882,247

Italy - 0.6%
Actelios SpA	196,596	843,522

Japan - 3.8%
Kyocera Corp.	81,800	5,901,049

Norway - 3.7%
Renewable Energy Corp. AS*	614,250	5,776,111

Spain - 22.8%
Acciona SA	43,107	5,452,371
EDP Renovaveis SA*	1,478,760	10,355,651
Gamesa Corp. Tecnologica SA	445,866	8,087,339
Iberdrola Renovables SA*	2,645,379	11,437,209

		35,332,570

United Kingdom - 9.7%
Clipper Windpower plc*	551,410	562,944
D1 Oils plc*	886,590	120,304
ITM Power plc*	1,390,219	295,473
Johnson Matthey plc	367,419	5,831,706
Scottish & Southern Energy plc	461,701	8,129,545

		14,939,972

United States - 26.9%
American Superconductor Corp.*	135,454	2,209,255
Covanta Holding Corp.*	225,637	4,954,988
Energy Conversion Devices, Inc.*	40,496	1,020,904
First Solar, Inc.*	41,556	5,733,066
FPL Group, Inc.	165,883	8,348,891
FuelCell Energy, Inc.*	388,321	1,506,685
GT Solar International, Inc.*	370,577	1,070,968
Itron, Inc.*	65,422	4,169,998
MEMC Electronic Materials, Inc.*	390,218	5,572,313
Nova Biosource Fuels, Inc.*	1,402,835	140,283
Ormat Technologies, Inc.	129,310	4,121,110
Plug Power, Inc.*	397,503	405,453
SunPower Corp.*	64,896	2,401,152

		41,655,066

Total Equity Securities (Cost $236,735,568)		151,093,524

EQUITY SECURITIES - 97.5%	SHARES	VALUE

TOTAL INVESTMENTS (Cost $236,735,568) - 97.5%		151,093,524
Other assets and liabilities, net - 2.5%		3,911,537

NET ASSETS - 100%		$155,005,061

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 83.2%	SHARES	VALUE

AUSTRALIA - 0.6%
Crane Group Ltd.	2,184	$14,279

BRAZIL - 2.2%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)*	2,000	48,420

CANADA - 0.0%
BioteQ Environmental Technologies, Inc.*	1,253	396

CAYMAN ISLANDS - 0.5%
Consolidated Water Co., Inc.	827	10,338

CHINA - 0.1%
Bio-Treat Technology Ltd.*	40,000	1,406

FINLAND - 0.7%
Uponor Oyj	1,432	15,536

EQUITY SECURITIES - 83.2%	SHARES	VALUE

FRANCE - 10.6%
Suez Environnement SA*	6,967	117,476
Veolia Environnement	3,768	118,258

		235,734

HONG KONG - 0.9%
Guangdong Investment Ltd.	50,000	20,192

ITALY - 3.2%
ACEA SpA	1,595	21,609
Hera SpA	23,651	50,904

		72,513

JAPAN - 6.9%
EBARA Corp.	17,000	39,295
Kurita Water Industries Ltd.	1,600	43,103
Nitto Denko Corp.	1,300	24,976
Toray Industries, Inc.	9,000	45,831

		153,205

NETHERLANDS - 2.8%
Arcadis NV	2,973	39,194
Wavin NV	7,064	23,083

		62,277

PHILIPPINES - 1.4%
Manila Water Co., Inc.	103,600	30,195

SINGAPORE - 1.5%
Asia Water Technology Ltd.	3,000	271
Darco Water Technologies Ltd.	35,000	1,469
Hyflux Ltd.	19,000	23,803
Sinomem Technology Ltd.*	87,000	7,901

		33,444

SWEDEN - 0.6%
Cardo AB	900	13,143

SWITZERLAND - 2.8%
Geberit AG	577	62,161

UNITED KINGDOM - 8.4%
Hydro International plc	294	434
Northumbrian Water Group plc	6,912	23,597
Pennon Group plc	4,799	34,472
Severn Trent plc	3,991	69,108
United Utilities Group plc	6,589	59,630

		187,241

EQUITY SECURITIES - 83.2%	SHARES	VALUE

UNITED STATES - 40.0%
Agilent Technologies, Inc.*	4,731	73,946
American States Water Co.	293	9,663
American Water Works Co., Inc.	2,182	45,560
Ameron International Corp.	277	17,429
Aqua America, Inc.	2,440	50,240
Badger Meter, Inc.	1,000	29,020
California Water Service Group	271	12,583
Energy Recovery, Inc.*	707	5,359
Flowserve Corp.	1,048	53,972
Franklin Electric Co., Inc.	333	9,361
Insituform Technologies, Inc.*	839	16,520
Itron, Inc.*	845	53,860
Layne Christensen Co.*	2,662	63,915
Met-Pro Corp.	551	7,339
Millipore Corp.*	593	30,551
Mueller Water Products, Inc.	6,450	54,180
Nalco Holding Co.	3,446	39,767
Northwest Pipe Co.*	335	14,274
Pall Corp.	1,775	50,463
Pentair, Inc.	3,408	80,667
Roper Industries, Inc.	2,139	92,854
Tetra Tech, Inc.*	958	23,136
Valmont Industries, Inc.	354	21,721
Watts Water Technologies, Inc.	1,395	34,833

		891,213

Total Equity Securities (Cost $1,948,628)		1,851,693

TOTAL INVESTMENTS (Cost $1,948,628) - 83.2%		1,851,693
Other assets and liabilities, net - 16.8%		374,096

NET ASSETS - 100%		$2,225,789

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Large Cap Growth, Small Cap Value, Mid Cap Value, Global Alternative Energy and Global Water. Large Cap Growth, Small Cap Value, and Mid Cap Value are registered as diversified portfolios. Global Alternative Energy and Global Water are registered as non-diversified portfolios. The operation of each series is accounted for separately. Global Alternative Energy began operations on May 31, 2007. Global Water began operations on September 30, 2008 and offers Class A, Class C, and Class Y shares. Large Cap Growth offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares. Small Cap Value, Mid Cap Value, and Global Alternative Energy each offer Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Calvert Global Alternative Energy Fund and the Calvert Global Water Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. On December 31, 2008, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2008, securities valued at $4,580,469 or 0.6% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments in
Large Cap Growth Valuation Inputs	Securities

Level 1 - Quoted Prices	$778,295,683
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	4,580,469 *
Total	$782,876,152

*	Level 3 securities represent 0.6% of net assets.

Investments in
Small Cap Value Valuation Inputs	Securities

Level 1 - Quoted Prices	$36,365,163
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$36,365,163

Investments in
Mid Cap Value Valuation Inputs	Securities

Level 1 - Quoted Prices	$32,056,669
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$32,056,669

Investments in
Global Alternative Energy Valuation Inputs	Securities

Level 1 - Quoted Prices	$50,481,926
Level 2 - Other Significant Observable Inputs	100,611,598 *
Level 3 - Significant Unobservable Inputs	—
Total	$151,093,524

*	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Investments in
Global Water Valuation Inputs	Securities

Level 1 - Quoted Prices	$950,637
Level 2 - Other Significant Observable Inputs	901,056 *
Level 3 - Significant Unobservable Inputs	—
Total	$1,851,693

*	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2008, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

		Small Cap	Mid Cap	Global Alternative
	Large Cap Growth	Value	Value	Energy

Federal income tax cost of investments	$1,052,233,032	$39,348,909	$39,676,802	$263,003,230
Unrealized appreciation	37,774,537	1,806,290	1,343,855	—
Unrealized depreciation	(307,131,417)	(4,790,036)	(8,963,988)	(111,909,706)
Net unrealized appreciation/ (depreciation)	$(269,356,880)	$(2,983,746)	$(7,620,133)	$(111,909,706)

Global Water

Federal income tax cost of investments	$1,967,287
Unrealized appreciation	57,376
Unrealized depreciation	(172,970)
Net unrealized appreciation/ (depreciation)	$(115,594)
Capital Loss Carryforwards

Expiration Date	Small Cap Value	Mid Cap Value

30-Sep-14	$18,476	$—
30-Sep-15	466,140	—
30-Sep-16	845,607	141,286

	$1,330,223	$141,286

Capital losses may be utilized to offset current and future capital gains until expiration.
NOTE C — OTHER
In connection with certain venture capital investments, Large Cap Growth is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $542,716 at December 31, 2008.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 26, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 26, 2009

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	February 26, 2009